RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

The holder of the majority of the Company’s ordinary shares also holds a majority of the preferred shares of another two companies. During the years ended December 31, 2011, 2012 and 2013, the Company had the following transactions and balances with these two companies.

	For the Year Ended December 31,
	2011	2012	2013
Sales of products to a related party	706	1,204	—
Royalty fee charged to a related party	2,521	3,210	—
Purchase of materials on behalf of a related party	25,836	17,326	—
Commission fee recorded for a related party	531	684	—
Fees charged for material purchases on behalf of a related party	1,298	819	—
Purchase of IP license from another related party(Note 8)	—	46,000	—

With the transfer of IP license from a related party in 2012 (Note 8), the Company ceased all the arrangements for the related parties’ transactions. There is no balances with the above affiliates as of December 31, 2012 and 2013.